Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity possible redemption	1,186,952	1,186,952
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,000,000	4,000,000	4,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 18.00	$ 18.00
Jet Token, Inc. [Member]
Preferred stock, par value		$ 0.0000001	$ 0.0000001
Preferred stock, shares authorized		15,000,000	15,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value			$ 0.0000001
Common stock, shares authorized			300,000,000
Common stock, shares outstanding		78,353,333
Class A Preferred Stock [Member]
Temporary equity possible redemption		1,186,952	11,500,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	115,000	115,000	115,000
Common stock, shares outstanding	115,000	115,000	115,000
Common stock redemption shares	1,186,952	1,186,952	11,500,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	2,875,000	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000	2,875,000
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Preferred stock, par value		$ 0.0000001	$ 0.0000001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued	683,333	683,333	983,333
Preferred stock, shares outstanding	683,333	683,333	983,333
Common stock, shares authorized		300,000,000
Series CF Non-voting Preferred Stock [Member] | Jet Token, Inc. [Member]
Preferred stock, shares authorized		25,000,000	25,000,000
Preferred stock, shares issued		18,813,002	18,813,002
Preferred stock, shares outstanding		18,813,002	18,813,002
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Common stock, par value		$ 0.0000001	$ 0.0000001
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued	48,221,393	46,089,886	42,169,330
Common stock, shares outstanding	48,221,393	46,089,886	42,169,330